Touchstone Enhanced ETF Fund (Prospectus Summary): | Touchstone Enhanced ETF Fund
TOUCHSTONE ENHANCED ETF FUND

TOUCHSTONE VARIABLE SERIES TRUST

TOUCHSTONE ENHANCED ETF FUND

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2011

The Fund’s Principal Investment Strategies

Ph: 800.543.0407 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

Based on the investment strategies of the Touchstone Enhanced ETF Fund as outlined on page 42 of the Fund’s Prospectus, the Fund is invested in the following funds at the percentages indicated:
iShares® Trust: iShares Barclays Aggregate Bond Fund	22%
iShares® Trust: iShares MSCI EAFE Index Fund	3%
iShares® Trust: iShares S&P MidCap 400 Value Index Fund	3%
iShares® Trust: iShares S&P MidCap 400 Growth Index Fund	22%
iShares® Trust: iShares S&P SmallCap 600 Value Index Fund	3%
iShares® Trust: iShares S&P SmallCap 600 Growth Index Fund	22%
iShares® Trust: iShares S&P 500 Value Index Fund	3%
iShares® Trust: iShares S&P 500 Growth Index Fund	22%